Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Schedule of Warrants

			Warrants Outstanding at
Issuance (1)	Expiry Date	Exercise Price	December 31, 2019	December 31, 2018
Rye Patch replacement warrants (2)	January 31, 2020	C$2.71 ($2.09)	147,692	147,692
Rye Patch replacement warrants (2)	January 31, 2020	C$3.44 ($2.65)	7,384,656	7,384,656
Rye Patch replacement warrants	July 28, 2021	C$2.98 ($2.30)	1,198,119	1,198,119
			8,730,467	8,730,467

(1)	Replacement warrants issued with the acquisition of Rye Patch (note 6).
(2)	Subsequent to December 31, 2019, 7,532,348 warrants expired unexercised.

Summary of Revaluation of Share Purchase Warrants

As at December 31, 2019, the warrant liability was revalued to $nil (December 31, 2018 - $30) using a Black-Scholes option pricing model based on the following assumptions:

	December 31,	December 31,
	2019	2018
Risk-free interest rate	1.6%	1.9%
Expected life of warrants	0.1 - 1.6 years	0.2 - 3.2 years
Annualized volatility	31.3 - 33.3%	25.9 - 45.7%
Dividend rate	0.0%	0.0%

Schedule of Gain (Loss) on Revaluation of Share Purchase Warrant Liabilities

During the years ended December 31, 2019, 2018 and 2017, the Company recognized the following gain (loss) on revaluation of the share purchase warrant liabilities (note 8(c)):

Years ended December 31,
	2019	2018	2017
Warrants issued through Rye Patch acquisition	$30	$1,628	$-
Bought deal November 30, 2016	-	304	930
Bought deal July 20, 2017	-	290	495
Private placement October 19, 2015	-	-	(87)
	$30	$2,222	$1,338